Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

The Company’s management has performed an evaluation of subsequent events through August 19, 2024, the date the financial statements were available to be issued.

a.	On July 4, 2024, the Company's board of directors approved granting 178,686 Restricted Stock Units (RSUs) to employees, service providers, and directors. These RSUs vest immediately upon the grant date, with 100% vesting at the time of grant.

b.	On July 14, 2024, the Company’s shareholders approved, inter alia, the A&R BCA, the Investments Waiver, the Business Combination and granting of new RSUs to the Company’s directors and certain related parties.

c.	On July 16, 2024, the U.S. Securities and Exchange Commission (SEC) issued an order of effectiveness for the registration statement on Form S-4 filed by Biomotion Sciences that registered the issuance of all ordinary shares of Biomotion Sciences issuable pursuant to the Business Combination. On July 17, 2024, the SPAC published notice of an extraordinary general meeting at which the Business Combination was to be presented for approval, and on July 19, 2024, the SPAC commenced the distribution of proxy materials for that extraordinary general meeting. On August 6, 2024, the SPAC held that extraordinary general meeting, and all proposals related to the Business Combination were approved by the SPAC’s shareholders.

d.	On August 5, 2024, a conversion agreement was signed by and among Biomotion Sciences, GIBF and the Subsidiary, which implements the transfer of GIBF’s 49% holdings in the Subsidiary directly to Biomotion Sciences (in lieu of to the Company) in exchange for the issuance to GIBF of ordinary shares of New Pubco upon the closing of the Business Combination).

e.	In August 2024, certain Company warrant holders exercised their warrants in a ‘cashless’ manner for 1,257 A-1 Preferred Shares and 8,320 A-4 Preferred Shares of the Company.

f.	On August 15, 2024, the Business Combination was completed in accordance with the terms of the A&R BCA, as modified by the Investments Waiver. As a result of the Business Combination, the Company has become a wholly-owned subsidiary of Biomotion Sciences, and its security holders have received securities of Biomotion Sciences in accordance with the Silexion Equity Exchange Ratio. On August 16, 2024, the ordinary shares and warrants of Biomotion Sciences begin trading on the Nasdaq Global Market under the symbols “SLXN” and “SLXNW”, respectively.

NOTE 15 — SUBSEQUENT EVENT:

The Company’s management has performed an evaluation of subsequent events through May 9, 2024, the date the financial statements were available to be issued.

a.	On February 21, 2024, the Company entered into a business combination agreement with Moringa Acquisition Corp. (the “SPAC”), an exempted company incorporated under the Laws of the Cayman Islands whose class A ordinary shares (as well as other instruments) are listed for trade on the Nasdaq Global Market (NASDAQ: MACA), and April.M.G. Ltd. (the “April Merger Sub”), a limited liability company organized under the laws of the State of Israel and a wholly-owned subsidiary of the SPAC (the “Original BCA”). According to the Original BCA, April Merger Sub would merge with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of the SPAC, and with the SPAC continuing as a public company following the completion of the merger and with its securities continuing to be traded on Nasdaq.

b.	On April 3, 2024, the SPAC and the Company restructured the transactions contemplated under the Original BCA by entering into the A&R BCA by and among Biomotion Sciences, a Cayman Islands exempted company (the “New Pubco”), August M.S. Ltd., an Israeli company and a wholly owned subsidiary of New Pubco (the “Merger Sub 1”), Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and a wholly owned subsidiary of New Pubco (the “Merger Sub 2”), the SPAC and the Company. The A&R BCA amends and restates, in its entirety, the Original BCA.

Pursuant to the A&R BCA, Merger Sub 2 will merge with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of New Pubco (the “SPAC Merger”), and Merger Sub 1 will merge with and into the Company, with the Company continuing as the surviving company of such merger and a wholly-owned subsidiary of New Pubco (the “Acquisition Merger”).

Upon the effectiveness of the SPAC Merger, each outstanding SPAC Class A ordinary share and the sole outstanding SPAC Class B ordinary share will convert into an ordinary share of New Pubco on a one-for-one basis, and each outstanding warrant to purchase one SPAC Class A ordinary share will convert into a warrant to purchase one New Pubco ordinary share, at the same exercise price.

Upon the effectiveness of the Acquisition Merger, each outstanding ordinary share and preferred share of the Company will convert into such number of ordinary shares of New Pubco as is equal to the quotient obtained by dividing (x) the quotient obtained by dividing (1) $62,500,000 by (2) the number of fully diluted Company equity securities, by (y) $10.00 (the “Company Equity Exchange Ratio”). Each outstanding Company warrant and Company option to purchase one Company share, and Company restricted share unit (RSU) that may be potentially settled for one Company share, will become exercisable for, or will be subject to settlement for (as applicable), such number of New Pubco ordinary shares as are equal to the Company Equity Exchange Ratio. The exercise price per New Pubco ordinary share of each such converted Company options and Company warrants will be adjusted based on dividing the existing per share exercise price by the Company Equity Exchange Ratio. The terms of vesting, exercise and/or settlement, as applicable, of such converted options, warrants and RSUs shall remain the same following such conversion, except that the vesting of each Company option will accelerate immediately prior to the Acquisition Merger, such that the New Pubco option into which it has been converted will be fully vested.

The completion of the A&R BCA is subject to the satisfaction of certain conditions, including obtaining the consent of the shareholders of each of the SPAC and the Company and the declaration of effectiveness of a registration statement on form S-4 by the U.S. Securities and Exchange Commission in relation to issuance of New Pubco ordinary shares to be issued or issuable to the SPAC’s and the Company’s respective security holders pursuant to the A&R BCA. To facilitate the A&R BCA, the parties further entered into certain ancillary agreements.

The A&R BCA further imposes various restrictions on the total liabilities which the SPAC may incur prior to closing, including the total indebtedness toward the sponsor of the SPAC, and the terms on which such indebtedness will be repaid or converted, whereas such conversion, if and when it occurs, will further dilute the holdings of all shareholders of New Pubco at that time, including the former shareholders of the Company.

MORINGA ACQUISITION CORP [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS:

a.	Additional withdrawals under the Promissory Notes

Since the balance sheet date and up until the filing date of these financial statements, an aggregate amount of $62 thousand has been withdrawn under the Tenth Promissory Note, and a final injection into the trust account of approximately $13 thousand has been withdrawn under the Eighth Promissory Note – rendering the latter fully withdrawn.

b.	Extraordinary General Meeting and redemption of Class A ordinary shares subject to possible redemption

On August 6, 2024 the Extraordinary General Meeting has approved the proposed business combination with Silexion. In connection with the meeting, an additional 427,297 Class A ordinary shares subject to possible redemption have been redeemed. Consequently, $4.8 million has been withdrawn from the trust account.

c.	Advisory and Placement Agent Agreement with Cohen & Company

On July 29, 2024 the Company has entered into agreement with Cohen & Company, for providing capital markets advisory and placement agent services, in connection with both (i) the completion of the proposed business combination with Silexion, and (ii) a private placement of equity, equity-linked, convertible and / or debt securities to be consummated with the business combination.

NOTE 10 — SUBSEQUENT EVENTS:

a.	Nasdaq Deficiency Note

On February 20, 2024, the Company received a notice from the staff of the Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that unless the Company timely requests a hearing before the Nasdaq Hearings Panel (hereafter — the Panel), trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on February 29, 2024, due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement.

The Company timely requested a hearing before the Panel to request sufficient time to complete its previously disclosed proposed business combination with Silexion. The hearing request has resulted in a stay of any suspension or delisting action pending the hearing, which is scheduled to take place on April 23, 2024.

b.	Proposed Business Combination

On February 21, 2024, the Company, together with its wholly-owned Israeli subsidiary (hereafter — the Merger Sub), entered into a business combination agreement (hereafter — the BCA) with Silexion Therapeutics Ltd., an Israeli company (hereafter — Silexion).

The Business Combination is expected to close in the third quarter of 2024, subject to the satisfaction of customary closing conditions under the BCA, including the approval of the Business Combination by Silexion’s and the Company’s shareholders, and Nasdaq approval of the initial listing of the combined company’s securities.

Headquartered in Israel, Silexion is a clinical-stage, oncology-focused biotechnology company that develops innovative treatments for unsatisfactorily treated solid tumor cancers which have a mutated KRAS oncogene. The Business Combination values Silexion at a pre-transaction equity value of $62.5 million, based on a $10 price per share.

The BCA and the Business Combination have been unanimously approved by the boards of directors of the Company and Silexion.